Intangible Assets - Schedule of Future Estimated Amortization Expense (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2024	$ 13
2025	52	$ 58
2026	52	58
2027	52	58
2028	44	58
Thereafter	52
Net Value	$ 265	$ 341	$ 337